Discontinued Operations (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Supply And Services Of Products [Line Items]
First Year	$ 4,250
Second Year	4,250
Third Year	4,250
Fourth Year	4,860
Fifth Year	$ 4,860